Private Placement - Additional Information (Details) £ in Millions				12 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 03, 2020 GBP (£) £ / shares shares	Jun. 21, 2019 GBP (£)	Dec. 31, 2020 GBP (£) shares	Feb. 20, 2020 shares	Feb. 10, 2020 GBP (£)	Dec. 31, 2019 shares
Statement [line items]
Private Placement Offerings		£ 56.0
Common stock shares issued | shares		89,144,630			12,252,715
Par value per share | £ / shares		£ 0.003
Shares issued price per share | £ / shares		0.174
Proceeds from Issuance of Convertible Notes	£ 40.5	£ 40.5
Borrowing interest rate				6.00%
Conversion of loan notes into ordinary shares amount			£ 2.4	£ 40.5
Convertible loan amount				£ 18.9
Warrants issued | shares				1,243,908			321,444
Percentage Number Of Shares Issuable				50.00%
Exercise price per warrants				0.348
Debt maturity				June 2023
Novartis [member]
Statement [line items]
Borrowing interest rate						6.00%
Conversion of loan notes into ordinary shares amount				£ 21.8
Number of converted loans converted to ordinary shares | shares				125,061,475
Notional amount						£ 3.8
Warrants [Member]
Statement [line items]
Common stock shares issued | shares		161,048,366
Warrants issued | shares				161,048,366
Fair value of the warrants				£ 4.1
Loans And Notes
Statement [line items]
Notional amount				38.6
Debt Host Instrument
Statement [line items]
Notional amount				26.7
Embedded Derivative
Statement [line items]
Notional amount				£ 11.9
Tranche 1 Notes [Member]
Statement [line items]
Proceeds from Issuance of Convertible Notes	£ 15.5